Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 1,072,641	$ 575,395
Restricted cash	329	314
Short-term investments	202,688	65,000
Counterparties	249,055	224,867
Cryptoassets	62,606	113,279
Receivable from omnibus accounts	26,820	50,466
Other receivables and prepaid expenses	61,299	46,005
CURRENT ASSETS	1,675,438	1,075,326
NON-CURRENT ASSETS:
Restricted cash	11,688	11,630
Right of use assets	41,873	44,406
Property and equipment, net	7,361	5,007
Goodwill and other intangible assets, net	43,211	46,346
Deferred taxes	11,776	8,647
NON-CURRENT ASSETS	115,909	116,036
TOTAL ASSETS	1,791,347	1,191,362
CURRENT LIABILITIES:
Accounts payable	4,435	4,201
Current maturities of long-term lease liabilities	5,978	4,758
Other short term liabilities	8,994
Payable to users	107,830	103,493
Accrued expenses and other payables	215,414	193,115
CURRENT LIABILITIES	342,651	305,567
NON-CURRENT LIABILITIES:
Employee benefit liabilities, net	962	1,253
Long-term lease liabilities	48,485	43,546
Deferred taxes liability	4,659	2,968
Other long-term liabilities		5,653
NON-CURRENT LIABILITIES	54,106	53,420
EQUITY ATTRIBUTABLE TO EQUITY HOLDERS OF THE COMPANY:
Common share premium	1,273,894	474,469
Preferred share premium		397,019
Treasury shares	(62,085)	(2,625)
Advanced Investment Agreement	9,091	9,091
Other capital reserve	5,441	1,868
Retained Earnings (accumulated deficit)	168,249	(47,447)
Total equity	1,394,590	832,375
TOTAL LIABILITIES AND EQUITY	$ 1,791,347	$ 1,191,362